UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSR
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09221

The Community Reinvestment Act Qualified Investment Fund
 (Exact name of registrant as specified in charter)
________

2500 Weston Road
Suite 101
Weston, FL 33331
 (Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2008

Date of reporting period: May 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.    Report to Stockholders.

The Annual Report to Shareholders for the fiscal year ended May 31, 2008 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

THE COMMUNITY
REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(THE “FUND”)

 ANNUAL REPORT 2008

May 31, 2008

1

Dear Shareholder:

On behalf of the Board of Trustees of The Community Reinvestment Act Qualified Investment Fund, I am pleased to present the Annual Report to Shareholders for the year ended May 31, 2008.

Once again, the CRA Qualified Investment Fund demonstrated consistent financial performance and continued success identifying and purchasing securities that finance economic and community development activities throughout the nation.

The impact of the Funds investments can be seen today in all 50 states in cities, towns, and neighborhoods that have benefited from funding made possible by the securities purchased by the Fund.

We applaud the disciplined and productive efforts of Community Capital Management, Inc., registered investment advisor to the Fund, and we thank you, our shareholders, for your investments. We appreciate your continued confidence.

Sincerely,

John Taylor
Chairman, Board of Trustees

2	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

 TABLE OF CONTENTS

 Managers Discussion & Analysis
3

 Fund Profile
4

 Expenses
6

 Schedule of Investments
7

 Statement of Assets and Liabilities
21

 Statement of Operations
22

 Statement of Changes in Net Assets
23

 Financial Highlights
25

 Notes to Financial Statements
28

 Report of Independent Registered Public Accounting Firm
37

 Notice to Shareholders
38

 Trustees and Officers
39

 Approval of Advisory Agreement
41

3

Managers Discussion & Analysis

The economy, as measured by U.S. gross domestic product, slowed in the 2007 calendar year to an annualized growth rate of 2.20%, down from 2.90% in 2006. Growth further declined to a 1.0% annualized rate in the first quarter of 2008 as the housing recession and increased credit concerns had a broader impact on economic growth. In an effort to stem the credit crunch and offset a recession, the Federal Reserve cut its target on the short-term federal funds rate to 2.00% from 5.25% over the course of the fiscal year ended May 31, 2008.

Inflation, as measured by the consumer price index (CPI), rose 4.2% in May 2008 from a year earlier as energy and other commodity prices soared. Core CPI, which excludes food and energy, increased 2.3% from May 2007. The unemployment rate increased to 5.5% from 4.6% as consumer confidence sank to the lowest levels in nearly 30 years.

Interest rates declined across the Treasury yield curve with the 10-year benchmark yielding 4.07% by the Funds fiscal year-end compared to 4.89% on May 31, 2007. The overall yield curve steepened sharply with the spread differential between two-year and ten-year treasuries widening from negative two basis points (0.02%) to plus 142 basis points (1.42%). Agency mortgage spreads widened in sympathy with spreads on private label mortgage-backed securities and corporate bonds as investors fled to treasuries.

For the twelve-month period ended May 31, 2008, the Funds CRA Share Class delivered a total return of 5.14%, the Institutional Share Class delivered a total return of 5.52% and the Retail Share Class delivered a total return of 5.16%.* For the same period the Funds benchmark, the Lehman Brothers U.S. Aggregate Index, had a total return of 6.89%. U.S. Treasuries were the leading performer of the Lehman Brothers U.S. Aggregate Index during the fiscal year (as measured by the Lehman Brothers Aggregate U.S. Treasury Bond Sub-Index) while lower quality corporate bonds and asset-backed securities were the worst performers. Given its Community Reinvestment Act mandate, the Fund does not have any exposure to any of these sectors.

Community Capital Management, Inc. continues to manage the duration of the Fund in a narrow (10%-20%) band around that of the Lehman Brothers U.S. Aggregate Index. At the end of May, duration was 4.50 years versus the Indexs duration of 4.65 years.

*As of June 30, 2008, CRA Share Class 1-year, 5 year, 7-year and since inception (August 31, 1999) total returns are 5.74%, 3.00%, 4.72% and 5.14%, respectively. The total annual CRA Share Class operating expenses were 0.96%. For the Institutional Share Class the 1-year and since inception (March 2, 2007) total returns were 6.13% and 3.93% respectively. For the Retail Share Class, the 1-year and since inception (March 2, 2007) total returns were 5.77% and 3.59%, respectively. Total annual Institutional Share Class and Retail Share Class operating expenses were 0.51% and 0.86%, respectively. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate so that an investors shares, when redeemed, may be worth more or less that their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice. Investing involves risk, including possible loss of principal. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise.

The CRA Qualified Investment Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc.

Carefully consider the risks, investment objectives, and charges and expenses of the Fund before investing. This and other information can be found in the Funds prospectus which can be obtained by calling 866-202-3573. Please read the prospectus carefully before investing.

4	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Fund Profile May 31, 2008 (Unaudited)

Annual Total Returns	One Year Ended May 31, 2008	Five Years Ended May 31, 2008	August 30, 1999 through May 31, 2008
The Community Reinvestment Act Qualified Investment Fund—CRA Shares	5.14%	2.84%	5.16%
The Community Reinvestment Act Qualified Investment Fund—Institutional Shares	5.52%	n/a	3.96%*
The Community Reinvestment Act Qualified Investment Fund—Retail Shares	5.16%	n/a	3.62%*
Lehman Brothers U.S. Aggregate Index	6.89%	3.83%	6.20%
* Class commenced operations on March 2, 2007.

CRA Shares
Synthetic Retail Shares††
Synthetic Institutional Shares†
Lehman Brothers U.S. Aggregate Index
$1,000,000
$900,000
$800,000
$700,000
$600,000
$500,000
30-AUG-99
31-MAY-00
31-MAY-01
31-MAY-02
31-MAY-03
31-MAY-04
31-MAY-05
31-MAY-06
31-MAY-07
31-MAY-08

The above illustration compares a $500,000 investment made in the Fund to a broad based index, the Lehman Brothers U.S. Aggregate Index (the “U.S. Aggregate Index”) since 08/30/99 (inception date). The U.S. Aggregate Index represents an unmanaged diversified portfolio of fixed-income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.

Past performance does not predict future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. The Fund’s performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged and do not take into account any fees or expenses. It is not possible to invest directly in any index.

† The performance presented represents the performance of the Fund’s Institutional Shares for the period March 2, 2007 to May 31, 2008 and the performance of the Fund’s CRA Shares for the period from August 30, 1999 to March 1, 2007.

†† The performance presented represents the performance of the Fund’s Retail Shares for the period March 2, 2007 to May 31, 2008 and the performance of the Fund’s CRA Shares for the period from August 30, 1999 to March 1, 2007.

5

Top Ten Holdings*
(% of Net Assets)

GNMA Multi Family 2006-63 A, 4.26%, 02/16/2032	3.06%
GNMA Multi Family 2007-12 A, 3.96%, 06/16/2031	2.01%
GNMA Multi Family 2007-34 A, 4.27%, 11/16/2026	1.28%
GNMA Multi Family 2006-51 A, 4.25%, 10/16/2030	1.06%
New York City Housing Development Corp, 3.70%, 05/01/2010	1.05%
Virginia Housing Development Authority, 5.50%, 06/25/2034	1.03%
GNMA Multi Family 2008-39 C, 5.02%, 03/16/2034	1.01%
CRF Affordable Housing, 5.50%, 04/25/2035	0.94%
GNMA Multi Family Pool 666268, 5.85%, 03/15/2043	0.94%
GNMA Multi Family 2008-14 B, 4.75%, 08/16/2037	0.92%
13.30%

Asset Allocation
(% of Net Assets)

Corporate Bond	0.05%
FGLMC Single Family	10.73%
FHA Project Loan	0.97%
FNMA Multi Family	12.59%
FNMA Single Family	15.63%
GNMA Construction	0.95%
GNMA Multi Family	24.87%
GNMA Single Family	2.52%
HUD	0.01%
SBA	1.64%
Municipal Bonds	26.13%
Miscellaneous Investments	1.04%
Short Term Investments	3.59%
Liabilities in Excess of Other Assets	(0.72	) %
	100.00%

*Excludes Short-Term Investments

6	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Expenses May 31, 2008 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2007 and held for the six-month period ended May 31, 2008.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 Through May 31, 2008
Actual	CRA Shares	$1,000.00	$1,004.10	$4.91
	Institutional Shares	1,000.00	1,005.00	3.06
	Retail Shares	1,000.00	1,003.30	4.81
Hypothetical	CRA Shares	$1,000.00	$1,020.10	$4.95
(5% return before expenses)	Institutional Shares	1,000.00	1,021.85	3.08
	Retail Shares	1,000.00	1,020.20	4.85

*Expenses are equal to the annualized expense ratios of 0.98%, 0.62% and 0.97% for CRA Shares, Institutional Shares and Retail Shares, respectively, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 0.41%, 0.50% and 0.33% for the period December 1, 2007 to May 31, 2008 for CRA Shares, Institutional Shares and Retail Shares, respectively.

7

Schedule of Investments May 31, 2008
	Principal
	Amount	Value
CORPORATE BOND - 0.05%
Salvation Army
5.44%, 09/01/2015	$370,000	$374,640

TOTAL CORPORATE BOND (Cost $370,000)		374,640

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 69.91%

FGLMC Single Family - 10.73%
Pool A34544, 5.00%, 04/01/2035	1,203,877	1,165,616
Pool A38831, 5.00%, 04/01/2035	530,569	513,707
Pool A45069, 5.00%, 05/01/2035	145,915	141,277
Pool A45529, 5.00%, 06/01/2035	1,604,961	1,553,953
Pool A46125, 5.00%, 07/01/2035	1,667,441	1,614,448
Pool B31700, 5.00%, 07/01/2035	229,908	222,601
Pool A46739, 5.00%, 08/01/2035	351,965	340,779
Pool A47419, 5.00%, 10/01/2035	264,521	256,114
Pool A47548, 5.00%, 11/01/2035	534,091	517,117
Pool A40763, 5.00%, 12/01/2035	240,941	233,283
Pool A42100, 5.00%, 01/01/2036	258,402	250,189
Pool A68734, 5.00%, 07/01/2037	1,206,284	1,166,439
Pool A73050, 5.00%, 02/01/2038	728,440	704,379
Pool C72447, 5.50%, 10/01/2032	220,250	219,651
Pool C72677, 5.50%, 11/01/2032	215,993	215,406
Pool C75088, 5.50%, 12/01/2032	202,567	202,016
Pool A15506, 5.50%, 10/01/2033	661,873	659,867
Pool A19043, 5.50%, 02/01/2034	394,049	392,485
Pool A26091, 5.50%, 08/01/2034	807,921	804,715
Pool A28167, 5.50%, 10/01/2034	492,403	490,448
Pool A33163, 5.50%, 01/01/2035	609,891	606,898
Pool A34530, 5.50%, 04/01/2035	507,543	505,053
Pool A45404, 5.50%, 06/01/2035	896,505	892,106
Pool A46469, 5.50%, 07/01/2035	474,939	472,609
Pool A37281, 5.50%, 08/01/2035	522,483	519,919
Pool A37325, 5.50%, 08/01/2035	1,085,055	1,079,731
Pool A46750, 5.50%, 08/01/2035	201,694	200,705
Pool A46861, 5.50%, 09/01/2035	513,644	511,606
Pool A47421, 5.50%, 10/01/2035	604,953	601,985
Pool A40186, 5.50%, 11/01/2035	367,133	365,331
Pool A47557, 5.50%, 11/01/2035	250,298	249,070
Pool A40764, 5.50%, 12/01/2035	490,469	488,062
Pool A42101, 5.50%, 01/01/2036	1,425,410	1,418,416
Pool A43744, 5.50%, 03/01/2036	498,106	495,345
Pool A44641, 5.50%, 04/01/2036	1,236,187	1,229,334
Pool A56707, 5.50%, 01/01/2037	668,567	664,660
Pool A57436, 5.50%, 01/01/2037	1,307,070	1,299,824
Pool A58653, 5.50%, 03/01/2037	2,492,672	2,478,853
Pool A59858, 5.50%, 04/01/2037	694,745	690,686
Pool A60749, 5.50%, 05/01/2037	1,441,741	1,433,315
Pool A63607, 5.50%, 07/01/2037	1,023,615	1,017,633
Pool A66019, 5.50%, 08/01/2037	1,776,798	1,766,948
Pool A68746, 5.50%, 10/01/2037	1,891,170	1,880,118
Pool A69361, 5.50%, 11/01/2037	948,761	943,502
Pool A73036, 5.50%, 01/01/2038	1,151,801	1,145,071
Pool A76192, 5.50%, 04/01/2038	1,697,543	1,687,623
Pool A76444, 5.50%, 04/01/2038	1,103,874	1,097,424
Pool C61762, 6.00%, 12/01/2031	108,909	111,438

The accompanying notes are an integral part of the financial statements.

8	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
Pool C70994, 6.00%, 09/01/2032	$164,254	$167,863
Pool C72004, 6.00%, 09/01/2032	401,563	410,385
Pool C74224, 6.00%, 11/01/2032	288,989	295,338
Pool C74648, 6.00%, 11/01/2032	116,753	119,318
Pool C75089, 6.00%, 12/01/2032	313,072	319,950
Pool C76059, 6.00%, 01/01/2033	437,318	446,925
Pool C77393, 6.00%, 02/01/2033	235,849	240,662
Pool A15513, 6.00%, 10/01/2033	253,537	258,711
Pool A26090, 6.00%, 08/01/2034	637,845	649,865
Pool A40766, 6.00%, 12/01/2035	559,657	569,241
Pool A42102, 6.00%, 01/01/2036	457,278	465,109
Pool A42806, 6.00%, 02/01/2036	2,345,840	2,386,013
Pool A43728, 6.00%, 03/01/2036	912,430	927,617
Pool A43745, 6.00%, 03/01/2036	404,822	411,754
Pool A44642, 6.00%, 04/01/2036	1,190,118	1,210,499
Pool A49014, 6.00%, 05/01/2036	2,791,911	2,838,379
Pool A49847, 6.00%, 06/01/2036	2,355,096	2,394,294
Pool A50702, 6.00%, 07/01/2036	854,572	868,796
Pool A52235, 6.00%, 09/01/2036	802,025	815,373
Pool A52901, 6.00%, 09/01/2036	1,021,976	1,038,986
Pool A53439, 6.00%, 10/01/2036	1,155,011	1,174,234
Pool A54312, 6.00%, 11/01/2036	1,471,451	1,496,649
Pool A55852, 6.00%, 12/01/2036	1,389,144	1,412,264
Pool A56709, 6.00%, 01/01/2037	1,061,813	1,079,485
Pool A57261, 6.00%, 02/01/2037	1,089,728	1,107,538
Pool A60055, 6.00%, 04/01/2037	779,472	792,212
Pool A63610, 6.00%, 07/01/2037	1,270,718	1,291,486
Pool A66123, 6.00%, 07/01/2037	1,043,861	1,060,921
Pool A64648, 6.00%, 08/01/2037	1,265,695	1,286,382
Pool A67088, 6.00%, 09/01/2037	1,288,226	1,309,280
Pool A80026, 6.00%, 10/01/2037	1,054,233	1,071,463
Pool A68807, 6.00%, 11/01/2037	1,935,292	1,966,922
Pool A69362, 6.00%, 11/01/2037	898,824	913,514
Pool C38992, 6.50%, 12/01/2029	364,152	379,776
Pool C50755, 6.50%, 03/01/2031	102,657	106,934
Pool C54246, 6.50%, 07/01/2031	57,667	60,069
Pool C59148, 6.50%, 10/01/2031	89,397	93,121
Pool B31166, 6.50%, 12/01/2031	24,634	25,660
Pool C61764, 6.50%, 12/01/2031	177,845	185,253
Pool C64625, 6.50%, 02/01/2032	186,253	193,837
Pool C65420, 6.50%, 03/01/2032	241,858	251,706
Pool C66763, 6.50%, 05/01/2032	480,318	499,876
Pool C66830, 6.50%, 05/01/2032	125,087	130,181
Pool C68518, 6.50%, 06/01/2032	150,492	156,620
Pool C72446, 6.50%, 08/01/2032	246,174	256,198
Pool A49963, 6.50%, 06/01/2036	520,149	537,584
Pool A50703, 6.50%, 07/01/2036	1,381,174	1,427,469
Pool A52237, 6.50%, 08/01/2036	930,566	961,758
Pool A52899, 6.50%, 09/01/2036	883,508	913,122
Pool A53441, 6.50%, 10/01/2036	1,135,218	1,173,269
Pool A68747, 6.50%, 10/01/2037	1,067,959	1,103,436
		78,771,052
FHA Project Loan - 0.97%
FHA Project Loan
023-98141, 6.00%, 03/01/2047 (b)	3,219,523	3,123,260
034-35271, 6.95%, 01/01/2033 (b)	400,050	402,091
034-35272, 6.95%, 01/01/2033 (b)	396,494	398,516
WM 2002-1, 7.43%, 08/01/2019 (b)	1,538,733	1,557,813

The accompanying notes are an integral part of the financial statements.

9

	Principal
	Amount	Value
Reilly
130, 7.43%, 08/25/2021 (b)	$1,604,574	$1,624,471
		7,106,151
FNMA Multi Family - 12.59%
Pool 387459, 4.48%, 06/01/2011	327,963	328,938
Pool 386084, 4.56%, 01/01/2012	118,469	118,890
Pool 386947, 4.62%, 11/01/2014	1,300,294	1,266,074
Pool 386602, 4.66%, 10/01/2013	327,773	322,237
Pool 386432, 4.75%, 08/01/2013	1,093,477	1,080,039
Pool 387425, 4.76%, 06/01/2015	4,215,491	4,118,114
Pool 386862, 4.78%, 05/01/2014	1,882,767	1,855,001
Pool 387286, 4.78%, 03/01/2015	2,972,780	2,911,621
Pool 387284, 4.84%, 03/01/2015	954,678	938,144
Pool 387273, 4.89%, 02/01/2015	285,097	281,050
Pool 386968, 4.92%, 05/01/2014	2,799,817	2,775,496
Pool 387202, 4.98%, 12/01/2014	4,624,921	4,589,268
Pool 387560, 4.98%, 09/01/2015	481,769	475,604
Pool 387109, 5.02%, 09/01/2014	954,645	944,120
Pool 387517, 5.02%, 08/01/2020	1,927,740	1,856,855
Pool 386980, 5.04%, 06/01/2014	1,231,086	1,226,911
Pool 873236, 5.09%, 02/01/2016	970,726	962,528
Pool 387433, 5.11%, 06/01/2023	962,093	924,595
Pool 387289, 5.12%, 07/01/2029	691,936	663,306
Pool 387438, 5.18%, 06/01/2020	240,473	234,759
Pool 386104, 5.19%, 04/01/2021	227,178	221,388
Pool 387215, 5.19%, 01/01/2023	509,845	495,326
Pool 387446, 5.22%, 06/01/2020	3,814,411	3,743,381
Pool 874244, 5.23%, 12/01/2020	1,082,623	1,094,700
Pool 386892, 5.23%, 04/01/2022	548,529	534,626
Pool 387452, 5.25%, 06/01/2035	770,418	760,005
Pool 874253, 5.29%, 08/01/2017	1,065,437	1,075,899
Pool 873414, 5.29%, 02/01/2024	1,504,908	1,466,975
Pool 387349, 5.31%, 04/01/2020	1,756,288	1,729,991
Pool 387312, 5.33%, 04/01/2035	2,881,691	2,853,100
Pool 874082, 5.35%, 06/01/2018	1,966,360	1,958,836
Pool 873470, 5.42%, 03/01/2016	2,026,143	2,045,690
Pool 387399, 5.46%, 08/01/2020	291,180	290,661
Pool 387158, 5.48%, 11/01/2022	960,283	946,817
Pool 874487, 5.52%, 05/01/2025	4,692,428	4,667,517
Pool 873550, 5.55%, 04/01/2024	1,708,774	1,698,673
Pool 874136, 5.57%, 12/01/2016	245,957	249,644
Pool 874521, 5.61%, 04/01/2024	1,606,185	1,611,442
Pool 386969, 5.70%, 05/01/2009 (b)	177,023	178,776
Pool 874262, 5.75%, 01/01/2017	721,397	739,553
Pool 873766, 5.79%, 07/01/2024	1,078,900	1,098,948
Pool 386991, 5.86%, 06/01/2022	239,671	245,579
Pool 386464, 5.88%, 08/01/2021	904,205	927,516
Pool 873731, 5.88%, 07/01/2023	2,400,266	2,464,904
Pool 874920, 5.91%, 07/01/2023	1,051,822	1,085,191
Pool 873830, 5.94%, 07/01/2024	4,550,970	4,693,215
Pool 387005, 5.95%, 06/01/2022	401,832	414,472
Pool 873642, 5.99%, 05/01/2024	670,280	687,318
Pool 873705, 6.03%, 06/01/2016	1,472,493	1,507,530
Pool 873706, 6.04%, 06/01/2016	6,086,561	6,243,799
Pool 873679, 6.10%, 06/01/2024	869,514	895,399
Pool 387046, 6.11%, 10/01/2022	630,970	658,782
Pool 385229, 6.33%, 09/01/2017	2,211,311	2,348,138

The accompanying notes are an integral part of the financial statements.

10	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
Pool 874736, 6.43%, 10/01/2025	$496,471	$533,822
Pool 384719, 6.59%, 02/01/2017	1,404,527	1,515,061
Pool 385136, 6.65%, 06/01/2020	233,802	251,613
Pool 383143, 6.75%, 02/01/2016	2,750,633	2,981,580
Pool 383145, 6.85%, 02/01/2019	1,966,702	2,133,123
Pool 385051, 6.89%, 05/01/2020	2,254,692	2,461,640
Pool 386046, 7.22%, 04/01/2021	2,755,154	3,076,106
		92,460,286
FNMA Single Family - 15.63%
Pool 670266, 5.00%, 01/01/2018	38,563	38,657
Pool 776854, 5.00%, 11/01/2034	183,789	178,120
Pool 783885, 5.00%, 12/01/2034	150,525	145,882
Pool 809308, 5.00%, 01/01/2035	426,534	413,378
Pool 808194, 5.00%, 03/01/2035	520,430	503,890
Pool 820333, 5.00%, 09/01/2035	761,527	737,324
Pool 829353, 5.00%, 10/01/2035	639,369	619,049
Pool 868751, 5.00%, 04/01/2036	635,122	614,341
Pool 914311, 5.00%, 02/01/2037	476,163	460,482
Pool 961665, 5.00%, 02/01/2038	1,199,847	1,160,215
Pool 961946, 5.00%, 02/01/2038	1,121,674	1,084,624
Pool 779567, 5.50%, 05/01/2034	264,464	263,331
Pool 783927, 5.50%, 10/01/2034	181,906	181,128
Pool 796896, 5.50%, 10/01/2034	316,085	314,732
Pool 809305, 5.50%, 01/01/2035	245,941	244,888
Pool 809309, 5.50%, 01/01/2035	486,785	484,701
Pool 808195, 5.50%, 02/01/2035	152,943	152,288
Pool 808212, 5.50%, 02/01/2035	432,583	430,731
Pool 814622, 5.50%, 02/01/2035	1,356,217	1,349,139
Pool 815003, 5.50%, 03/01/2035	508,392	505,739
Pool 833181, 5.50%, 09/01/2035	257,509	256,165
Pool 865616, 5.50%, 02/01/2036	395,870	393,556
Pool 906001, 5.50%, 12/01/2036	1,630,455	1,620,927
Pool 907767, 5.50%, 12/01/2036	1,326,874	1,319,120
Pool 906297, 5.50%, 01/01/2037	2,530,202	2,515,416
Pool 910418, 5.50%, 01/01/2037	886,706	881,525
Pool 910343, 5.50%, 02/01/2037	2,047,012	2,034,614
Pool 918816, 5.50%, 02/01/2037	849,829	844,863
Pool 915093, 5.50%, 04/01/2037	1,125,146	1,118,332
Pool 918823, 5.50%, 04/01/2037	1,172,273	1,165,174
Pool 937689, 5.50%, 05/01/2037	1,163,075	1,156,031
Pool 937690, 5.50%, 05/01/2037	1,088,445	1,081,853
Pool 937698, 5.50%, 05/01/2037	1,521,319	1,512,106
Pool 942355, 5.50%, 06/01/2037	962,439	956,610
Pool 944232, 5.50%, 06/01/2037	1,059,818	1,053,400
Pool 942847, 5.50%, 07/01/2037	1,077,717	1,071,190
Pool 942856, 5.50%, 07/01/2037	1,978,099	1,966,119
Pool 948666, 5.50%, 07/01/2037	1,039,957	1,033,556
Pool 948667, 5.50%, 08/01/2037	1,077,007	1,070,377
Pool 960422, 5.50%, 12/01/2037	1,783,542	1,772,563
Pool 961664, 5.50%, 02/01/2038	1,253,813	1,246,094
Pool 961666, 5.50%, 02/01/2038	2,261,441	2,247,520
Pool 961947, 5.50%, 02/01/2038	2,802,011	2,785,042
Pool 933847, 5.50%, 05/01/2038	1,372,118	1,363,671
Pool 963383, 5.50%, 05/01/2038	1,078,583	1,071,943
Pool 975138, 5.50%, 05/01/2038	1,430,555	1,421,748
Pool 963547, 5.50%, 06/01/2038	1,260,523	1,252,763
Pool 614014, 6.00%, 11/01/2031	144,658	147,881

The accompanying notes are an integral part of the financial statements.

11

	Principal
	Amount	Value
Pool 614022, 6.00%, 11/01/2031	$88,996	$90,979
Pool 624093, 6.00%, 02/01/2032	176,520	180,453
Pool 794353, 6.00%, 08/01/2034	82,436	83,912
Pool 796897, 6.00%, 09/01/2034	888,281	904,187
Pool 783925, 6.00%, 10/01/2034	82,683	84,163
Pool 783870, 6.00%, 11/01/2034	149,535	152,212
Pool 809310, 6.00%, 01/01/2035	836,620	851,601
Pool 865614, 6.00%, 02/01/2036	866,613	880,641
Pool 866068, 6.00%, 02/01/2036	1,305,141	1,325,656
Pool 868753, 6.00%, 03/01/2036	1,369,623	1,391,152
Pool 868754, 6.00%, 03/01/2036	258,486	262,549
Pool 886135, 6.00%, 07/01/2036	1,016,924	1,032,909
Pool 900648, 6.00%, 07/01/2036	936,972	951,700
Pool 886642, 6.00%, 08/01/2036	1,255,816	1,275,556
Pool 900105, 6.00%, 08/01/2036	957,639	972,692
Pool 900241, 6.00%, 08/01/2036	728,405	739,854
Pool 901392, 6.00%, 09/01/2036	1,179,639	1,198,181
Pool 903485, 6.00%, 10/01/2036	664,510	674,955
Pool 906002, 6.00%, 12/01/2036	1,784,218	1,812,263
Pool 907769, 6.00%, 12/01/2036	1,465,637	1,488,675
Pool 910417, 6.00%, 12/01/2036	931,852	946,499
Pool 922596, 6.00%, 12/01/2036	751,850	763,668
Pool 906298, 6.00%, 01/01/2037	920,921	935,396
Pool 910114, 6.00%, 01/01/2037	1,047,897	1,064,368
Pool 910344, 6.00%, 02/01/2037	1,051,807	1,068,116
Pool 914334, 6.00%, 03/01/2037	1,220,453	1,239,377
Pool 918822, 6.00%, 04/01/2037	1,075,681	1,092,589
Pool 937699, 6.00%, 05/01/2037	898,067	911,993
Pool 940757, 6.00%, 05/01/2037	712,296	723,493
Pool 942848, 6.00%, 07/01/2037	1,557,223	1,581,370
Pool 948669, 6.00%, 07/01/2037	1,826,637	1,854,778
Pool 952300, 6.00%, 07/01/2037	1,187,986	1,206,407
Pool 952628, 6.00%, 07/01/2037	1,974,665	2,005,086
Pool 952629, 6.00%, 07/01/2037	2,266,846	2,301,770
Pool 942857, 6.00%, 08/01/2037	2,273,519	2,308,773
Pool 946756, 6.00%, 08/01/2037	5,482,076	5,566,533
Pool 946757, 6.00%, 08/01/2037	1,434,891	1,456,997
Pool 907085, 6.00%, 09/01/2037	969,957	984,998
Pool 947769, 6.00%, 09/01/2037	1,131,475	1,148,906
Pool 947770, 6.00%, 09/01/2037	2,992,384	3,038,485
Pool 947772, 6.00%, 09/01/2037	2,860,614	2,904,684
Pool 947774, 6.00%, 10/01/2037	1,399,665	1,421,228
Pool 953768, 6.00%, 11/01/2037	1,550,292	1,574,331
Pool 960011, 6.00%, 11/01/2037	2,174,771	2,208,275
Pool 960423, 6.00%, 12/01/2037	2,170,269	2,203,704
Pool 961370, 6.00%, 01/01/2038	1,106,139	1,123,180
Pool 961667, 6.00%, 02/01/2038	1,216,260	1,234,998
Pool 963384, 6.00%, 05/01/2038	1,002,241	1,017,682
Pool 886136, 6.50%, 07/01/2036	772,103	797,028
Pool 886808, 6.50%, 07/01/2036	396,876	409,688
Pool 900106, 6.50%, 08/01/2036	942,579	973,006
Pool 900242, 6.50%, 08/01/2036	979,567	1,011,189
Pool 900649, 6.50%, 09/01/2036	1,396,572	1,441,655
Pool 901391, 6.50%, 09/01/2036	548,153	565,848
Pool 947771, 6.50%, 09/01/2037	1,088,241	1,123,031
		114,806,217

The accompanying notes are an integral part of the financial statements.

12	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
GNMA Construction - 0.95%
Pool 608330, 6.25%, 04/15/2048	$2,990,200	$3,122,733
Pool 669505, 6.27%, 03/15/2049	1,640,000	1,721,102
Pool 645784, 6.75%, 02/15/2048	1,950,000	2,096,292
		6,940,127
GNMA Multi Family - 24.87%
2007-46 A, 3.14%, 06/16/2021	566,635	561,621
2007-77 A, 3.18%, 02/16/2026	5,226,249	5,132,493
2007-39 AC, 3.51%, 07/16/2024	2,256,254	2,237,144
2006-39 A, 3.77%, 06/16/2025	4,689,011	4,626,690
2008-24 B, 3.86%, 03/16/2029 (a)	2,000,000	1,945,988
2004-103 A, 3.88%, 12/16/2019	278,014	276,708
2006-68 A, 3.89%, 07/16/2026	4,909,974	4,850,531
2007-55 A, 3.91%, 08/16/2027	5,199,831	5,148,418
2006-8 A, 3.94%, 08/16/2025	2,232,136	2,219,142
2007-12 A, 3.96%, 06/16/2031	14,924,704	14,745,122
2005-79 A, 4.00%, 10/16/2033	2,643,491	2,622,340
2006-66 A, 4.09%, 08/16/2030	4,073,832	4,035,310
2006-9 A, 4.20%, 08/16/2026	1,517,368	1,507,910
2006-3 A, 4.21%, 01/16/2028	3,229,456	3,209,682
2006-51 A, 4.25%, 10/16/2030	7,859,695	7,809,706
2006-63 A, 4.26%, 02/16/2032	22,616,998	22,477,024
2007-34 A, 4.27%, 11/16/2026	9,405,224	9,371,662
2007-13 A, 4.32%, 11/16/2029	3,495,952	3,474,900
2008-8 B, 4.38%, 03/16/2029 (a)	3,500,000	3,452,596
2005-59 A, 4.39%, 05/16/2023	1,092,222	1,090,420
2005-87 A, 4.45%, 03/16/2025	1,979,416	1,974,130
2008-22 B, 4.50%, 08/16/2034	2,250,000	2,179,128
2008-28 B, 4.59%, 08/16/2034	3,700,000	3,610,017
2005-34 B, 4.74%, 04/16/2029 (a)	2,910,546	2,904,150
2008-14 B, 4.75%, 10/16/2042	7,000,000	6,724,477
2005-59 B, 4.82%, 10/16/2029 (a)	5,166,255	5,128,379
2005-79 C, 4.95%, 12/16/2045 (a)	700,000	684,196
2007-69 B, 4.96%, 06/16/2030	1,350,000	1,350,038
2008-39 C, 5.02%, 03/16/2034 (a)(b)	7,600,000	7,388,720
2007-75 B, 5.06%, 03/16/2036	4,500,000	4,458,852
2006-32 A, 5.08%, 01/16/2030	1,684,848	1,700,418
2005-87 B, 5.12%, 01/16/2028 (a)	2,007,300	2,011,936
2006-39 B, 5.22%, 08/16/2028 (a)	2,000,000	2,006,492
Pool 652131, 5.30%, 06/15/2023	2,069,747	2,058,004
Pool 666265, 5.45%, 10/15/2035	1,930,743	1,908,495
Pool 640434, 5.46%, 03/15/2043	3,415,456	3,342,972
Pool 634979, 5.50%, 01/15/2036	450,199	447,392
2007-75 C, 5.53%, 09/16/2038 (a)	400,000	396,970
Pool 643790, 5.55%, 06/15/2027	328,729	328,878
Pool TBA 5.63%, 06/15/2043 (b)	2,797,000	2,720,083
Pool 664652, 5.65%, 06/15/2042	2,422,225	2,389,982
Pool 642637, 5.69%, 11/15/2042	497,902	492,267
Pool 614125, 5.70%, 12/15/2030	1,582,055	1,577,556
Pool 650307, 5.75%, 03/15/2043	1,816,340	1,795,088
Pool 666268, 5.85%, 03/15/2043	6,969,430	6,913,681
Pool 653889, 5.88%, 01/15/2043	1,185,935	1,176,053
Pool 645747, 6.00%, 09/15/2032	162,487	162,168
Pool 637911, 6.00%, 07/15/2035	445,934	446,382
Pool 639306, 6.00%, 01/15/2036	1,173,447	1,174,399
Pool 666259, 6.00%, 12/15/2042	2,334,162	2,314,994
Pool 649793, 6.05%, 08/15/2036	99,682	100,007

The accompanying notes are an integral part of the financial statements.

13

	Principal
	Amount	Value
Pool TBA 6.10%, 07/15/2043 (b)	$2,477,200	$2,491,568
Pool 667881, 6.14%, 02/15/2043	998,066	1,001,075
Pool 653904 6.20%, 05/15/2043 (b)	786,900	796,815
Pool 636413, 6.25%, 04/15/2036	1,252,038	1,269,867
Pool 645787, 6.25%, 08/15/2036	261,989	264,256
Pool TBA 6.25%, 12/15/2037 (b)	1,601,000	1,629,338
Pool 608326, 6.50%, 10/15/2033	1,130,100	1,147,400
Pool 643895, 6.50%, 06/15/2049	1,347,400	1,373,587
		182,635,617
GNMA Single Family - 2.52%
Pool 688624, 5.00%, 05/15/2038	1,075,953	1,050,534
Pool 684677, 5.50%, 03/15/2038	2,291,234	2,295,100
Pool 684721, 5.50%, 03/15/2038	1,017,288	1,019,005
Pool G2 684987, 5.50%, 03/20/2038	1,155,474	1,155,263
Pool 684802, 5.50%, 04/15/2038	1,367,721	1,370,029
Pool 688625, 5.50%, 05/15/2038	1,513,983	1,516,538
Pool G2 688636, 5.50%, 05/20/2038	1,260,138	1,259,908
Pool 684678, 6.00%, 03/15/2038	3,046,217	3,105,047
Pool 684711, 6.00%, 03/15/2038	1,085,507	1,106,471
Pool G2 684988, 6.00%, 03/20/2038	1,157,058	1,178,686
Pool 688626, 6.00%, 05/15/2038	1,107,766	1,129,160
Pool 688629, 6.00%, 05/15/2038	1,133,240	1,155,126
Pool G2 688637, 6.00%, 05/20/2038	1,016,679	1,035,683
Pool 582048, 6.50%, 01/15/2032	43,702	45,343
Pool 530199, 7.00%, 03/20/2031	64,252	68,673
		18,490,566
HUD - 0.01%
Housing and Urban Development
Series 97-A, 7.13%, 08/01/2017	70,000	70,500

Small Business Administration - 1.64%
SBA
Pool 507253, 2.50%, 05/25/2030 (a)	1,222,470	1,215,642
Pool 507932, 2.57%, 04/25/2026 (a)	491,701	489,976
Pool 507766, 2.57%, 07/25/2031 (a)	554,018	552,211
Pool 507841, 2.57%, 08/25/2031 (a)	645,398	643,293
Pool 508045, 2.57%, 04/25/2032 (a)	2,313,454	2,305,910
Pool 507417, 2.60%, 09/25/2030 (a)	992,164	989,699
Pool 507529, 2.60%, 11/25/2030 (a)	257,941	257,301
Pool 508206, 2.60%, 09/25/2032 (a)	2,283,067	2,277,431
Pool 508298, 2.60%, 01/25/2033 (a)	2,594,383	2,587,984

SBA Loan #2484686008
3.43%, 09/01/2027 (a)(b)	372,495	376,220

SBA Loan #3002946006
3.43%, 10/04/2031 (a)(b)	246,655	249,122

SBA Loan #3111236004
4.63%, 01/31/2015 (a)(b)	85,405	87,540
		12,032,329
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $514,447,113)		513,312,845

The accompanying notes are an integral part of the financial statements.

14	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
MUNICIPAL BONDS - 26.13%
Alabama - 0.26%
Alabama Incentives Financing Authority
7.75%, 10/01/2019	$1,800,000	$1,885,068

Arizona - 0.10%
Phoenix Industrial Development Authority
5.04%, 10/20/2016	750,000	729,968

California - 1.82%
California Home Mortgage Finance Authority
6.90%, 02/01/2047	1,525,000	1,567,014

California Statewide Communities Development
Authority
5.30%, 04/01/2016	2,155,000	2,164,913

Loma Linda Redevelopment Agency
5.25%, 07/01/2015	1,630,000	1,515,867

Los Angeles Community Redevelopment Agency
5.83%, 12/01/2017	700,000	714,672

Los Angeles Multi-Family Housing Authority
6.65%, 07/20/2015	760,000	787,170

Napa Community Redevelopment Agency
5.60%, 09/01/2018	500,000	501,050

Redding Redevelopment Agency
6.00%, 09/01/2010	350,000	352,730

Sacramento County Housing Authority
7.65%, 09/01/2015	730,000	761,967

San Diego Public Facilities Financing Authority
5.95%, 10/01/2017	1,120,000	1,050,683

San Francisco City & County Redevelopment
Financing Authority
5.62%, 08/01/2016	870,000	876,612
5.75%, 08/01/2037	500,000	468,915

San Mateo Redevelopment Agency
4.25%, 08/01/2012	395,000	374,535
4.38%, 08/01/2013	405,000	377,982
4.50%, 08/01/2014	425,000	388,845
4.50%, 08/01/2015	445,000	402,258

Vacaville Redevelopment Agency
7.00%, 09/01/2010	1,015,000	1,043,390
		13,348,603
Colorado - 0.19%
Colorado Housing & Finance Authority
5.22%, 05/01/2036	1,192,500	1,161,018
7.13%, 10/01/2012	220,000	220,972
		1,381,990
Connecticut - 0.41%
Connecticut Housing Finance Authority
3.44%, 11/15/2008	110,000	110,103

The accompanying notes are an integral part of the financial statements.

15

	Principal
	Amount	Value
3.77%, 11/15/2009	$100,000	$99,943
3.96%, 11/15/2010	100,000	98,874
4.16%, 11/15/2011	50,000	49,211
4.46%, 11/15/2009	475,000	479,299
4.54%, 11/15/2010	475,000	475,969
4.61%, 11/15/2011	510,000	509,184
4.71%, 11/15/2013	540,000	531,571
5.83%, 11/15/2016	645,000	662,673
		3,016,827
Delaware - 0.07%
Delaware State Housing Authority
5.00%, 01/01/2010	525,000	528,932

Florida - 1.25%
Boynton Beach Community Redevelopment Agency
5.65%, 10/01/2026	3,040,000	2,901,163

Charlotte County Housing Finance Authority
5.01%, 07/01/2037 (a)	1,411,471	1,409,679

Florida Housing Finance Corp.
6.85%, 04/01/2021	355,000	365,625
7.00%, 09/01/2009	360,000	367,628
7.30%, 10/01/2010	345,000	358,648
7.88%, 07/01/2015	450,000	468,572

Miami Beach Redevelopment Agency
4.67%, 12/01/2011	1,000,000	984,520

Miami-Dade County Housing Finance Authority
4.00%, 06/01/2016	1,265,000	1,219,865
6.60%, 08/01/2016	370,000	378,714
7.15%, 01/01/2019	255,000	266,671

Palm Beach County Housing Finance Authority
4.50%, 12/01/2015	430,000	427,983
		9,149,068
Idaho - 0.34%
Idaho Housing & Finance Association
6.00%, 07/01/2035	500,000	490,540
6.45%, 07/01/2035	2,050,000	2,005,228
		2,495,768
Illinois - 1.05%
Illinois Housing Development Authority
4.55%, 12/01/2009	1,200,000	1,202,628
4.98%, 02/01/2009	150,000	151,026
5.08%, 01/01/2013	460,000	453,854
5.11%, 07/01/2013	465,000	458,225
5.16%, 01/01/2015	515,000	501,847
5.16%, 07/01/2015	535,000	520,502
5.31%, 08/01/2036	1,680,000	1,676,657
5.50%, 12/01/2014	2,000,000	2,009,560
6.21%, 06/01/2026	750,000	756,322
		7,730,621

The accompanying notes are an integral part of the financial statements.

16	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
Indiana - 1.59%
City of Elkhart
6.60%, 05/20/2014	$465,000	$483,623

Indiana Housing & Community Development
Authority
5.51%, 01/01/2039	4,985,000	4,949,557
5.69%, 07/01/2037	1,945,000	1,940,351
5.90%, 01/01/2037	3,290,000	3,288,914

Indiana Housing Finance Authority
7.34%, 07/01/2030	1,020,000	1,042,328
		11,704,773
Iowa - 0.24%
Des Moines Area Community College
4.50%, 06/01/2011	1,165,000	1,180,937

Iowa Finance Authority
6.55%, 12/01/2015	540,000	555,201
		1,736,138
Kentucky - 1.79%
Kentucky Housing Corp.
5.17%, 01/01/2013	660,000	664,719
5.17%, 07/01/2013	680,000	685,365
5.18%, 01/01/2014	160,000	160,375
5.33%, 07/01/2014	4,000,000	4,020,560
5.75%, 07/01/2037	4,840,000	4,827,174
5.77%, 07/01/2037	2,250,000	2,244,735
5.81%, 07/01/2014	500,000	512,825
		13,115,753
Louisiana - 0.14%
Louisiana Housing Finance Agency
5.45%, 06/01/2018	540,000	541,231
5.60%, 12/01/2029	500,000	497,400
		1,038,631
Maryland - 0.43%
Maryland Community Development Administration
6.07%, 09/01/2037	2,350,000	2,190,952

Montgomery County Housing Opportunities
Commission
5.23%, 01/01/2009	1,000,000	1,004,450
		3,195,402
Massachusetts - 2.14%
Massachusetts Development Finance Agency
4.85%, 09/01/2013	25,000	25,289

Massachusetts Housing Finance Agency
5.21%, 12/01/2016	2,600,000	2,583,672
5.27%, 12/01/2013	950,000	951,634
5.42%, 06/01/2009	250,000	250,285
5.54%, 12/01/2025	2,745,000	2,599,460
5.55%, 06/01/2025	940,000	900,351
5.84%, 12/01/2036	1,000,000	952,910

The accompanying notes are an integral part of the financial statements.

17

	Principal
	Amount	Value
5.96%, 06/01/2017	$1,450,000	$1,483,277
6.32%, 12/01/2037	5,000,000	4,785,400
6.50%, 12/01/2039	1,255,000	1,210,460
		15,742,738
Minnesota - 0.41%
Minnesota State Housing Finance Agency
4.93%, 07/01/2012	500,000	501,195
5.76%, 01/01/2037	565,000	563,797
5.85%, 07/01/2036	945,000	956,368
6.30%, 07/01/2023	1,000,000	1,006,610
		3,027,970
Missouri - 0.69%
Missouri State Housing Development Commission
4.15%, 09/25/2025	221,325	219,834
5.72%, 09/01/2025	2,255,000	2,250,242
5.74%, 03/01/2037	410,000	412,808
5.82%, 03/01/2037	685,000	685,891
6.00%, 03/01/2025	675,000	675,263

St. Louis Housing Authority
5.04%, 04/01/2009	845,000	846,690
		5,090,728
Nebraska - 0.07%
Nebraska Investment Finance Authority
5.50%, 09/01/2017	500,000	490,485

Nevada - 0.13%
Nevada Housing Division
5.11%, 04/01/2017	30,000	29,011
6.24%, 04/01/2013	920,000	939,007
		968,018
New Jersey - 0.97%
City of Elizabeth
7.00%, 08/01/2010	115,000	115,396
7.18%, 08/01/2013	125,000	125,446
New Jersey State Housing & Mortgage Finance
Agency
3.22%, 11/01/2038 (a)	2,040,000	2,040,000
5.27%, 10/01/2032	1,475,000	1,450,058
5.93%, 11/01/2028	1,625,000	1,575,486
6.13%, 11/01/2037	1,865,000	1,821,695
		7,128,081
New Mexico - 0.49%
New Mexico Mortgage Finance Authority
4.16%, 03/01/2009	30,000	30,075
4.72%, 01/01/2011	300,000	301,461
4.72%, 07/01/2011	290,000	291,412
4.90%, 01/01/2012	275,000	276,392
4.90%, 07/01/2012	250,000	251,265
5.00%, 01/01/2013	255,000	255,515
5.00%, 07/01/2013	270,000	270,545
5.42%, 01/01/2016	315,000	313,863
5.60%, 03/01/2011	175,000	176,608

The accompanying notes are an integral part of the financial statements.

18	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
5.68%, 09/01/2013	$410,000	$422,706
6.15%, 01/01/2038	1,000,000	972,900
		3,562,742
New York - 1.61%
New York City Housing Development Corp.
3.70%, 05/01/2010	7,800,000	7,743,060
4.25%, 11/01/2009	550,000	553,196
4.43%, 11/01/2010	1,120,000	1,119,451
4.66%, 11/01/2010	1,425,000	1,425,926

New York City Industrial Development Agency
5.20%, 07/01/2009	345,000	338,724

Schenectady Metroplex Development Authority
5.30%, 08/01/2028	500,000	470,390

Suffolk County Industrial Development Agency
5.20%, 07/01/2009	185,000	182,009
		11,832,756
North Dakota - 0.05%
North Dakota Public Finance Authority
6.60%, 06/01/2025	405,000	403,975

Ohio - 0.40%
County of Cuyahoga
4.25%, 06/01/2011	870,000	862,535
5.10%, 06/01/2018	730,000	704,691

Ohio Housing Finance Agency
5.57%, 09/01/2016	670,000	674,007
5.84%, 09/01/2016	690,000	692,443
		2,933,676
Oklahoma - 0.39%
Oklahoma Housing Finance Agency
5.58%, 09/01/2026	990,000	985,585
5.65%, 09/01/2026	1,925,000	1,901,322
		2,886,907
Oregon - 0.23%
City of Portland
4.10%, 06/01/2008	360,000	360,000
4.30%, 06/01/2011	410,000	405,920
4.30%, 06/01/2012	295,000	289,174
4.35%, 06/01/2013	320,000	310,339
4.45%, 06/01/2014	300,000	288,840
		1,654,273
Pennsylvania - 1.27%
Allegheny County Redevelopment Authority
5.00%, 09/01/2013	1,585,000	1,581,925

Commonwealth Financing Authority
4.97%, 06/01/2016	500,000	504,505
5.00%, 06/01/2009	770,000	779,209
5.08%, 06/01/2010	50,000	50,499
5.13%, 06/01/2012	735,000	739,734

The accompanying notes are an integral part of the financial statements.

19

	Principal
	Amount	Value
Pennsylvania Housing Finance Agency
5.76%, 10/01/2037	$3,760,000	$3,758,195

Philadelphia Redevelopment Authority
4.68%, 04/15/2016	2,000,000	1,897,580
		9,311,647
Rhode Island - 0.08%
Rhode Island Housing & Mortgage Finance Corp.
5.29%, 10/01/2018	575,000	563,034

Texas - 0.58%
Texas Department of Housing & Community Affairs
2.40%, 09/01/2036 (a)	545,000	545,000
7.01%, 09/01/2026	3,610,000	3,703,174
		4,248,174
Utah - 3.45%
Utah Housing Corp.
4.80%, 07/01/2017	3,630,000	3,625,354
4.96%, 07/01/2016	580,000	574,531
5.11%, 07/01/2017	1,000,000	996,370
5.23%, 07/01/2017	635,000	637,254
5.25%, 07/01/2035	750,000	729,037
5.26%, 07/20/2018	210,000	210,286
5.50%, 07/01/2016	1,290,000	1,301,507
5.88%, 07/01/2034	915,000	890,835
5.92%, 07/01/2034	2,500,000	2,399,325
6.10%, 07/20/2028	1,370,000	1,365,863
6.12%, 01/01/2035	2,990,000	3,019,093
6.21%, 07/01/2034	2,000,000	2,014,000
6.21%, 01/01/2035	5,000,000	4,971,450
6.25%, 07/20/2018	655,000	667,497

West Jordan Redevelopment Agency
4.92%, 06/01/2009	565,000	571,045
5.00%, 06/01/2010	835,000	843,659
5.38%, 06/01/2018	530,000	517,142
		25,334,248
Virginia - 3.20%
Virginia Housing Development Authority
4.84%, 12/01/2013	295,000	285,324
5.50%, 12/01/2020	500,000	488,280
5.50%, 06/25/2034	7,643,693	7,588,757
5.50%, 03/25/2036	4,377,058	4,345,600
5.70%, 11/01/2022	1,250,000	1,231,612
5.97%, 11/01/2024	1,405,000	1,380,160
6.00%, 05/01/2013	1,000,000	1,013,860
6.25%, 11/01/2029	4,365,000	4,290,315
6.50%, 06/25/2032	1,105,927	1,140,487
7.13%, 11/01/2014	1,660,000	1,698,778
		23,463,173
Washington - 0.14%
State of Washington
4.40%, 07/01/2009	1,000,000	1,009,810

The accompanying notes are an integral part of the financial statements.

20	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal
	Amount	Value
Wyoming - 0.15%
Wyoming Community Development Authority
5.65%, 12/01/2015	$1,120,000	$1,131,760
TOTAL MUNICIPAL BONDS
(Cost $193,729,896)		191,841,737

MISCELLANEOUS INVESTMENTS - 1.04%
Community Reinvestment Revenue Note - A3, 5.90%,
06/01/2031 (c)	385,000	390,570
Community Reinvestment Revenue Note - A3 4.68%,
08/01/2035 (c)	345,000	336,251
CRF Affordable Housing, 5.50%, 04/25/2035 (a)(c)	6,998,434	6,924,953

TOTAL MISCELLANEOUS INVESTMENTS
(Cost $7,845,491)		7,651,774

SHORT-TERM INVESTMENTS - 3.59%
Certificate of Deposit - 0.02%
Latino Community Credit
3.00%, 11/10/2008	100,000	100,000

Self Help Credit Union
5.14%, 07/05/2008	100,000	100,000
		200,000
	Shares
Money Market Fund - 3.57%
Evergreen Institutional Money Market Fund, 2.52% (d)	26,194,476	26,194,476
TOTAL SHORT-TERM INVESTMENTS
(Cost $26,394,476)		26,394,476

Total Investments (Cost $742,782,951) - 100.72%		739,575,472
Liabilities in Excess of Other Assets, Net - (0.72)%		(5,274,530)
NET ASSETS - 100.00%		$734,300,942

Footnotes
The following information for the Fund is presented on an income tax basis as of May 31, 2008:
Cost of Investments	$742,783,250
Gross Unrealized Appreciation	4,772,484
Gross Unrealized Depreciation	(7,980,262)
Net Unrealized Depreciation	$(3,207,778)

(a)	Variable rate security, the coupon rate shown is the effective rate as of May 31, 2008.
(b)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at May 31, 2008 is $23,024,333, which represents 3.14% of total net assets.

(c)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold only to qualified institutional buyers in transactions exempt from registration. At May 31, 2008, these securities amounted to $7,651,774, which represents 1.04% of total net assets.

(d)	The rate shown is the 7-day effective yield as of May 31, 2008.

FGLMC — Federal Home Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association

The accompanying notes are an integral part of the financial statements.

21

Statement of Assets and Liabilities as of May 31, 2008

Assets:
Investments, at market (identified cost — $742,782,951)	$739,575,472
Cash	16,378
Receivables:
Interest	5,639,262
Capital shares sold	1,047,932
Prepaid expenses	44,025
Investment securities sold	28,398
Total Assets	$746,351,467
Liabilities:
Payables:
Investment securities purchased	$9,516,773
Distributions payable	1,664,264
Advisory fees due to Advisor	188,381
Distribution 12b-1 fees	154,645
Shareholder servicing fees	123,624
Capital shares redeemed	89,636
Administration fees	37,675
Trustees’ fees	10,567
Other accrued expenses	264,960
Total Liabilities	$12,050,525
Net Assets:	$734,300,942
Net Assets consist of:
Paid-In capital	$745,850,830
Undistributed net investment income	44
Accumulated net realized loss on investments	(8,342,453)
Net unrealized depreciation on investments	(3,207,479)
Net Assets	$734,300,942
Net Assets — CRA Shares (Unlimited shares of beneficial
interest with no par value authorized; 69,300,479 shares
outstanding)	$721,324,772
Net Assets — Institutional Shares (Unlimited shares of beneficial
interest with no par value authorized; 1,143,067 shares outstanding)	$11,888,172
Net Assets — Retail Shares (Unlimited shares of beneficial interest
with no par value authorized; 104,654 shares outstanding)	$1,087,998
Net Asset Value, offering and redemption price per share —
CRA Shares	$10.41
Net Asset Value, offering and redemption price per share —
Institutional Shares	$10.40
Net Asset Value, offering and redemption price per share —
Retail Shares	$10.40

The accompanying notes are an integral part of the financial statements.

22	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Statement of Operations for the fiscal year ended May 31, 2008

Investment Income:
Interest	$39,427,534
Dividends	860,023
Total investment income	$40,287,557
Expenses:
Investment advisory fees	$2,981,790
Distribution fees — CRA Shares	1,881,459
Distribution fees — Retail Shares	2,285
Special administrative services fees — CRA Shares	814,343
Shareholder servicing fees — Retail Shares	914
Accounting and administration fees	456,676
Professional fees	400,885
Trustees’ fees	179,626
Transfer agent fees	119,153
Insurance expense	112,593
Custodian fees	106,031
Officer’s fees	100,000
Registration and filing expenses	70,773
Printing expense	56,210
Consulting fees	42,899
Interest expense	13,679
Other	98,182
Total expenses	7,437,498
Net investment income	$32,850,059
Realized and unrealized gain/(loss) on investments:
Net realized loss on investments	$(3,100,838)
Net change in unrealized appreciation on investments	9,063,523
Net realized and unrealized gain on investments	$5,962,685
Net increase in net assets resulting from operations:	$38,812,744

The accompanying notes are an integral part of the financial statements.

23

Statement of Changes in Net Assets

	For the	For the
	Fiscal Year	Fiscal Year
	Ended	Ended
	May 31, 2008	May 31, 2007
Operations:
Net investment income	$32,850,059	$31,314,294
Net realized loss on investments	(3,100,838)	(2,783,872)
Net change in unrealized appreciation
on investments	9,063,523	10,400,508
Net increase in net assets resulting
from operations	38,812,744	38,930,930
Distributions to shareholders from:
Net investment income
CRA Shares	(32,588,012)	(31,291,128)
Institutional Shares	(367,623)	(50,710)
Retail Shares	(40,332)	(2,943)
Total distributions	(32,995,967)	(31,344,781)
Capital share transactions:
CRA Shares
Shares sold	42,594,417	94,343,684
Shares reinvested	12,419,146	12,127,997
Shares redeemed	(80,093,268)	(22,252,621)
	(25,079,705)	84,219,060
Institutional Shares (a)
Shares sold	5,100,386	6,471,191
Shares reinvested	367,623	50,710
Shares redeemed	(238)	—
	5,467,771	6,521,901
Retail Shares (a)
Shares sold	296,959	770,100
Shares reinvested	40,170	2,943
Shares redeemed	(18,715)	—
	318,414	773,043
Increase/(decrease) in net assets from
capital share transactions	(19,293,520)	91,514,004
Increase/(decrease) in net assets	(13,476,743)	99,100,153

Net Assets:
Beginning of year	747,777,685	648,677,532
End of year	$734,300,942	$747,777,685
Undistributed net investment income	$44	$123,556

(a) Class commenced operations on March 2, 2007.

The accompanying notes are an integral part of the financial statements.

24	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Statement of Changes in Net Assets (Continued)

	For the	For the
Share Transactions:	Fiscal Year	Fiscal Year
	Ended	Ended
	May 31, 2008	May 31, 2007

Share Transactions:
CRA Shares
Shares sold	4,063,522	9,052,093
Shares reinvested	1,183,701	1,164,992
Shares redeemed	(7,583,941)	(2,127,144)
Increase/(decrease) in shares	(2,336,718)	8,089,941
CRA Shares outstanding at beginning
of year	71,637,197	63,547,256
CRA Shares outstanding at end of year	69,300,479	71,637,197
Institutional Shares (a)
Shares sold	484,475	618,672
Shares reinvested	35,064	4,878
Shares redeemed	(22)	—
Increase in shares	519,517	623,550
Institutional Shares outstanding at
beginning of year	623,550	—
Institutional Shares outstanding at end
of year	1,143,067	623,550
Retail Shares (a)
Shares sold	28,268	74,027
Shares reinvested	3,833	285
Shares redeemed	(1,759)	—
Increase in shares	30,342	74,312
Retail Shares outstanding at beginning
of year	74,312	—
Retail Shares outstanding at end of year	104,654	74,312

(a) Class commenced operations on March 2, 2007.

The accompanying notes are an integral part of the financial statements.

25

Financial Highlights—Per share data (for a share outstanding throughout each year)

			CRA Shares
	For the	For the	For the	For the	For the
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
	Ended	Ended	Ended	Ended	Ended
	May 31, 2008	May 31, 2007	May 31, 2006	May 31, 2005	May 31, 2004
Net Asset Value, Beginning of Year	$10.34	$10.21	$10.75	$10.49	$11.14
Investment Operations:
Net investment income(a)	0.45	0.46	0.43	0.39	0.39
Net realized and unrealized
gain/(loss) on investments(a)	0.08	0.13	(0.54)	0.26	(0.56)
Total from investment operations	0.53	0.59	(0.11)	0.65	(0.17)
Distributions from:
Net investment income	(0.46)	(0.46)	(0.43)	(0.39)	(0.39)
Realized capital gains	—	—	—	—	(0.09)
Total distributions	(0.46)	(0.46)	(0.43)	(0.39)	(0.48)
Net Asset Value, End of Year	$10.41	$10.34	$10.21	$10.75	$10.49
Total Return (b)	5.14%	5.92%	(1.07)%	6.25%	(1.61)%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$721,325	$740,569	$648,678	$619,986	$466,759
Ratio of expenses to average net assets	0.98%	0.95%	0.95%	0.96%	0.99%
Ratio of net investment income to
average net assets	4.32%	4.43%	4.09%	3.66%	3.65%
Portfolio turnover rate	33.82%	39.10%	48.89%	50.46%	54.04%

(a)	Based on the average daily number of shares outstanding during the year.
(b)	Returns are for the period indicated and have not been annualized.

The accompanying notes are an integral part of the financial statements.

26	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Financial Highlights—Per share data (for a share outstanding throughout each year) (Continued)

	Institutional Shares (b)
	For the	For the
	Fiscal Year	Fiscal Year
	Ended	Ended
	May 31, 2008	May 31, 2007
Net Asset Value, Beginning of Year	$10.33	$10.51
Investment Operations:
Net investment income (a)	0.49	0.12
Net realized and unrealized
gain/(loss) on investments (a)	0.07	(0.18)
Total from investment operations	0.56	(0.06)
Distributions from:
Net investment income	(0.49)	(0.12)
Realized capital gains	—	—
Total distributions	(0.49)	(0.12)
Net Asset Value, End of Year	$10.40	10.33
Total Return	5.52%	(0.54	)%(c)
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$11,888	$6,442
Ratio of expenses to average net assets	0.62%	0.63	%(d)
Ratio of net investment income to
average net assets	4.68%	4.77	%(d)
Portfolio turnover rate	33.82%	39.10%

(a) Based on the average daily number of shares outstanding during the year.
(b) Class commenced operations on March 2, 2007.
(c) Returns are for the period indicated and have not been annualized.
(d) Annualized.

The accompanying notes are an integral part of the financial statements.

27

Financial Highlights—Per share data (for a share outstanding throughout each year) (Continued)

	Retail Shares (b)
	For the	For the
	Fiscal Year	Fiscal Year
	Ended	Ended
	May 31, 2008	May 31, 2007
Net Asset Value, Beginning of Year	$10.33	$10.51
Investment Operations:
Net investment income (a)	0.45	0.12
Net realized and unrealized
gain/(loss) on investments (a)	0.08	(0.18)
Total from investment operations	0.53	(0.06)
Distributions from:
Net investment income	(0.46)	(0.12)
Realized capital gains	—	—
Total distributions	(0.46)	(0.12)
Net Asset Value, End of Year	$10.40	10.33
Total Return	5.16%	(0.61	)%(c)
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$1,088	$767
Ratio of expenses to average net assets	0.97%	1.00	%(d)
Ratio of net investment income to
average net assets	4.33%	4.51	%(d)
Portfolio turnover rate	33.82%	39.10%

(a) Based on the average daily number of shares outstanding during the year.
(b) Class commenced operations on March 2, 2007.
(c) Returns are for the period indicated and have not been annualized.
(d) Annualized.

The accompanying notes are an integral part of the financial statements.

28	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Notes to Financial Statements May 31, 2008

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Community Reinvestment Act Qualified Investment Fund (the “Fund”) was organized as a Delaware business trust on January 15, 1999. The Fund is registered under the Investment Company Act of 1940,  as amended (the “Act”), as an open-end investment company. The Fund is a non-diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment advisor. The Fund commenced investment operations on August 30, 1999.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources. Such valuation methodologies are reviewed on a quarterly basis by the Board of Trustees. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair market value. Discounts and premiums on debt securities are amortized to income over their prospective lives, using the interest method. The Advisor has determined that all investments held by the Fund are liquid.

In September, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards (“SFAS”) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund will adopt SFAS No. 157 on June 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to

29

quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. Although not effective for the Fund until the fiscal year beginning June 1, 2008, the table below sets forth information about the level within the fair value hierarchy at which the Funds’ investments would have been measured if SFAS No. 157 were required at May 31, 2008:

Level 1	Level 2	Level 3	Total
$26,194,476	$690,356,663	$23,024,333	$739,575,472

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on the schedule of investments on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Repurchase Agreements. The Fund may invest in repurchase agreements from broker-dealers, banks and other financial institutions, provided that the Fund’s custodian always has possession of the securities serving as collateral for the repurchase agreements or has proper evidence of book entry receipt of the securities. In a repurchase agreement, the Fund purchases securities subject to

30	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

the seller’s simultaneous agreement to repurchase those securities from the Fund at a specified time and price. The repurchase price reflects an agreed- upon interest rate during the time of investment. All repurchase agreements entered into by the Fund must be collateralized by U.S. Government securities, the market values of which equal or exceed 102% of the principal amount of the Fund’s investment. At May 31, 2008, the Fund had no repurchase agreements outstanding.

Reverse Repurchase Agreements. The Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. At May 31, 2008, the Fund had no reverse repurchase agreements outstanding.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on

31

the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the fiscal year ended May 31, 2008 were as follows:

	Shares	Amount
CRA Shares
Shares sold	4,063,522	$42,594,417
Shares reinvested	1,183,701	12,419,146
Shares redeemed	(7,583,941)	(80,093,268)
Net decrease	(2,336,718)	$(25,079,705)
Institutional Shares (a)
Shares sold	484,475	$5,100,386
Shares reinvested	35,064	367,623
Shares redeemed	(22)	(238)
Net increase	519,517	$5,467,771
Retail Shares (a)
Shares sold	28,268	$296,959
Shares reinvested	3,833	40,170
Shares redeemed	(1,759)	(18,715)
Net increase	30,342	$318,414
(a) Class commenced operations on March 2, 2007.

32	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Transactions in shares of the Fund for the fiscal year ended May 31, 2007 were as follows:

	Shares	Amount
CRA Shares
Shares sold	9,052,093	$94,343,684
Shares reinvested	1,164,992	12,127,997
Shares redeemed	(2,127,144)	(22,252,621)
Net increase	8,089,941	$84,219,060
Institutional Shares (a)
Shares sold	618,672	$6,471,191
Shares reinvested	4,878	50,710
Net increase	623,550	$6,521,901
Retail Shares (a)
Shares sold	74,027	$770,100
Shares reinvested	285	2,943
Net increase	74,312	$773,043
(a) Class commenced operations on March 2, 2007.

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the fiscal year ended May 31, 2008, were as follows:

Purchases:
U.S. Government	$196,433,220
Other	51,982,279
Sales and Maturities:
U.S. Government	$184,214,708
Other	79,194,819

Cost of securities for tax purposes is substantially the same as for financial reporting purposes.

At May 31, 2008, gross unrealized appreciation/(depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$4,772,484
Gross unrealized depreciation	(7,980,262)
Net depreciation on investments	$(3,207,778)

33

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Fund has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Effective May 1, 2008, pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. Prior to May 1, 2008, the Advisor was entitled to receive a fee, calculated daily, and paid monthly at an annual rate of 0.40% of the Fund’s average daily net assets. For the fiscal year ended May 31, 2008, the Advisor was entitled to receive advisory fees of $2,981,790.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Fund. Effective May 1, 2008, pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily net asset value of the CRA Shares held by such financial institutions. Prior to May 1, 2008, the Advisor was entitled to receive a fee of 0.10% of the average daily net asset value of the CRA Shares held by such financial institutions. For the fiscal year ended May 31, 2008, the Advisor was entitled to receive fees of $814,343 pursuant to the Special Administrative Services Agreement.

The Fund has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the fiscal year ended May 31, 2008, the Fund incurred distribution expenses of $1,881,459 and $2,285 with respect to CRA Shares and Retail Shares, respectively.

The Fund has adopted a Services Plan with respect to its Retail Shares. Pursuant to the Services Plan, the Fund enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Retail Shares beneficially owned by such customers. The Fund will limit fees to an aggregate fee of not more than 0.10% under the services plan for personal liaison and administrative support services through

34	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

May 31, 2008. For the fiscal year ended May 31, 2008, the Fund incurred expenses under the services plan of $914.

For the fiscal year ended May 31, 2008, the Advisor has contractually agreed to waive fees and reimburse expenses to the extent total annualized expenses (excluding acquired fund fees and expenses) exceed 1.00% of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares. For the fiscal year ended May 31, 2008, the Advisor was not required to reimburse any Fund expenses.

The President and Treasurer of the Fund are affiliated with the Advisor.

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of May 31, 2008, which are primarily attributable to the different treatment for gains and losses on paydowns of mortgage and asset backed securities were reclassified to/from the following accounts:

Decrease
Increase	Undistributed
Undistributed Net	Accumulated Net
Investment Income	Realized Gain
$22,396	$(22,396)

This reclassification had no effect on net asset value per share.

35

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	May 31, 2008	May 31, 2007
Distributions paid from:
Ordinary income	$32,995,967	$31,344,781
Total distributions	$32,995,967	$31,344,781

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2008, the components of accumulated losses on a tax basis were as follows:

Undistributed ordinary income	$1,664,306
Capital loss carryforwards	(7,191,851)
Post-October losses	(1,150,301)
Other temporary differences	(1,664,264)
Unrealized depreciation, net	(3,207,778)
Accumulated losses, net	$(11,549,888)

For tax purposes, for the year ended May 31, 2008, the Fund distributed $33,005,836, on a cash basis, of ordinary income. The Fund had tax basis capital losses of $3,324,537, $1,462,428, $2,000,953 and $403,933 available to offset future net capital gains through May 31, 2016, 2015, 2014 and 2013, respectively.

The Fund will use the capital losses to offset net taxable capital gains, if any, realized during the year ending May 31, 2009; should the Fund realize net capital losses in the year ending May 31, 2009, the losses will be carried forward and available for future years.

Post-October losses represent losses realized on investment transactions from November 1, 2007 through May 31, 2008 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward for a maximum of eight years and applied against future capital gains.

Note 6 – CONCENTRATION/RISK

The Fund is considered non-diversified due to significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans and certain state municipal bonds. Investments in these issues could represent a concentration of credit risk.

36	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Note 7 – RECENT ACCOUNTING PRONOUNCEMENTS

FASB Interpretation No. 48

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the “more-likely-than-not” threshold, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The Fund adopted FIN 48 on June 1, 2007. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund’s financial statements. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

Note 8 – PROXY POLICIES & N-Q FILINGS

Proxy Policies (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings (Unaudited)
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

37

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
The Community Reinvestment Act Qualified Investment Fund:

We have audited the accompanying statement of assets and liabilities of The Community Reinvestment Act Qualified Investment Fund (the “Fund”), including the schedule of investments, as of May 31, 2008, and the related statement of operations for the year then ended, and statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2008, by correspondence with the custodian and brokers; where replies were not received from the brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of May 31, 2008, the results of its operations for the year then ended, changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

GRANT THORNTON LLP

New York, New York
July 28, 2008

38	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Notice to Shareholders (Unaudited)
For purposes of the Internal Revenue Code, the Fund is designating the following items with regard to distributions paid during the fiscal year ended May 31, 2008:

Qualifying
for Corporate
Ordinary		Qualified	Dividends	U.S.	Interest	Short Term
Income	Total	Dividends	Received	Government	Related	Capital Gain
Distributions	Distributions	Income(4)	Deduction(2)	Interest(3)	Dividend(1)	Dividend(5)
100.00%	100.00%	0.00%	0.00%	0.01%	97.96%	0.00%

(1)
The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of “Ordinary Income Distributions” that is exempt from U.S. withholding tax when paid to foreign investors.

(2)
Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(3)
“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income.

Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Community Reinvestment Act Qualified Investment Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(4)
The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law. This provision of the IRC will be expiring for years beginning after January 1, 2008.

(5)
The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after January 1, 2008.

Trustees and Officers (Unaudited)
The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware and the Trust’s Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-877-272-1977.

39

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
INDEPENDENT TRUSTEES
John E. Taylor Age 58	Chairman of the Board and Trustee	6/1/99	President and Chief Executive Officer, National Community Reinvestment Coalition, January 1992 to present.	1	None
Burton Emmer Age 71	Trustee	6/1/99	Assistant to Chief Executive Officer, CHS Electronics, Inc., October 1998 to December 2000; Partner, Grant Thornton LLP (certified public accountants), August 1979 to August 1998.	1	None
Heinz Riehl Age 72	Trustee	6/1/99	President, Riehl World Training & Consulting, Inc. (bank consulting), 1996 to present; Faculty Member, New York University, 1982 to present.	1	None
Irvin M. Henderson Age 52	Trustee	6/26/00	President and Chief Executive Officer, Henderson & Company(consulting firm), 1993 to present.	1	None
Robert O. Lehrman Age 73	Trustee	9/29/00	Attorney and business consultant; Chairman, Advisory Board, Lodestone Banking Consultancy; Formerly; director, Community Capital Bank, New York, NY; formerly, President and Chief Executive Officer, Community Bankers Association, New York.	1	None

40	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

OFFICERS
David K. Downes c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 68	President	1/29/04
Chief Executive Officer, Community Capital Management, Inc. (formerly known as CRAFund Advisors, Inc.) since January 2004; President and Chief Executive Officer of Delaware Family of Funds and Chief Operating Officer of Delaware Investments from 1997 to August 2003.
				N/A	N/A
Joseph H. Hastings, CPA c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 58	Treasurer and Chief Compliance Officer	5/1/06 and 1/1/07
Chief Compliance Officer of Community Capital Management, Inc. (formerly known as CRA Fund Advisors, Inc.) since January 2007; Chief Financial Officer of Community Capital Management, Inc. (formerly known as CRA Fund Advisors, Inc.), since May 2006; Chief Financial Officer of the Optimum Funds Trust from July 2003 to December 2005; Chief Financial Officer of the Delaware Family Funds from August 2003 to March 2005; Senior Vice President of Delaware Investments from 1997 to 2005.
				N/A	N/A
Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Sts. Philadelphia, PA 19103 Age 48	Secretary	6/1/99	Partner, Drinker Biddle & Reath LLP (law firm) since 1993.	N/A	N/A

1	Each Trustee may be contacted by writing to the Trustee, c/o Community Capital Management, Inc., 2500 Weston Road, Suite 101, Weston, Florida 33331.
2
Each Trustee holds office until he resigns, is removed or dies. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

3	The Fund Complex consists of the Trust. The Trust has one portfolio, the Fund.
4
Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

41

Approval of Advisory Agreement (Unaudited)

At a meeting held on April 10-11, 2008, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Trust’s Advisory Agreement with the Advisor for an additional one-year period. The Advisor reviewed, and answered Trustees’ questions about, the written materials that the Advisor had provided relating to contract renewal, including a letter from the Advisor responding to specific contract renewal questions. Among other things, those materials covered: (i) the nature, extent and quality of the Advisor’s services provided to the Trust; (ii) the experience and qualifications of the Advisor’s personnel involved in the management of the Trust; (iii) the Advisor’s investment philosophy and process; (iv) the Advisor’s assets under management; (v) the current advisory fee arrangement for the Trust; (vi) the Trust’s performance, advisory fee and expenses as compared to other funds; (vii) the Advisor’s financial statements and profitability analysis; and (viii) other possible benefits to the Advisor arising from its advisory and other relationships with the Trust. The Advisor also discussed, and responded to the Trustees’ questions concerning, the separate accounts managed by the Advisor, the fees charged by the Advisor in connection with the management of those accounts, the personnel at the Advisor responsible for the management of such accounts, and the Advisor’s allocation of trades between the Trust and such accounts.

The Trustees then met in executive session with counsel to the Trust. The Trustees discussed the information that had been provided to them relating to contract renewal. In connection with such renewal, counsel to the Trust reviewed her firm’s memorandum to the Board about the legal principles applicable to the Board’s consideration of the approval of the Advisory Agreement, including without limitation, the Board’s responsibilities under Federal and state law. After further discussion concerning the continuation of the Advisory Agreement, the Trustees, including a majority of the Independent Trustees, reached the following conclusions: (i) the Advisor had the capabilities, resources and personnel necessary to manage the Trust; (ii) based on the services that the Advisor would provide to the Trust under the Advisory Agreement and the expenses incurred by the Advisor in the performance of such services, the compensation to be paid to the Advisor was fair and equitable; (iii) the difference in management fees between the Trust and the separate accounts managed by the Advisor was reasonable in light of the differing service levels and portfolio management requirements; (iv) the Advisor’s direct and indirect expenses and resulting profitability in providing advisory services to the Trust were reasonable; and (v) economies of scale were currently not relevant to the Trust given its asset size. Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including a majority of the Independent Trustees, concluded that it was in the best interests of the Trust to continue the Advisory Agreement with the Advisor for an additional one-year period.

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Administrator and Transfer Agent:
    SEI Investments Global Funds Services
    One Freedom Valley Drive
    Oaks, PA 19456

Legal Counsel:
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Street
Philadelphia, PA 19103-6996

Independent Auditors:
Grant Thornton LLP
60 Broad Street
New York, NY 10004

Custodian:
    U.S. Bank, National Association
    50 South 16th Street
    Suite 2000
    20th Floor
    EX-PA-WBSP
    Philadelphia, PA 19102

Board of Trustees:
    John E. Taylor, Chairman of the Board of Trustees
    Burton Emmer, Trustee
    Heinz Riehl, Trustee
    Irvin M. Henderson, Trustee
    Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331
954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccmfixedincome.com

Item 2.     Code of Ethics.

(a)
The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3.     Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that Burton Emmer, a member of the registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Emmer is "independent" as that term is defined in paragraph (a)(2) of this Item's instructions.

Item 4.     Principal Accountant Fees and Services.

(a)
Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $67,500 and $82,500 for fiscal years ended May 31, 2008 and 2007, respectively.

(b)
Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the registrant's principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $9,500 and $5,330 for the fiscal years ended May 31, 2008 and 2007, respectively.

(c)
Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $6,000 and $6,820 for the fiscal years ended May 31, 2008 and 2007, respectively.

(d)
All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant's principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $ 0 and $ 0 for the fiscal years ended May 31, 2008 and 2007, respectively.

(e)(1)
The audit committee does not have pre-approval policies and procedures. Instead, the audit committee chairman approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was [zero percent (0%)].

(g)
All non-audit fees billed by the registrant's principal accountant for services rendered to the Registrant for the fiscal years ended May 31, 2007 and May 31, 2006 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.      Schedule of Investments.

Included in Annual Report to Stockholders filed under Item 1 of this form.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.    Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Items 12.    Exhibits.

(a)(1)
Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N-CSR filed on August 9, 2004 (Accession Number    0001144204-04-011369).

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Community Reinvestment Act Qualified Investment Fund

By (Signature and Title)*	/s/ David K. Downes
David K. Downes, President/Principal Executive Officer

Date: August 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David K. Downes
David K. Downes, President/Principal Executive Officer
Date: August 4, 2008

By (Signature and Title)*	/s/ Joseph H. Hastings
Joseph H. Hastings, Treasurer/Principal Financial Officer
Date: August 1, 2008

*     Print the name and title of each signing officer under his or her signature.